UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21968

Astral Investments Trust

(Exact name of registrant as specified in charter)

20550 Maxim Parkway

Orlando, FL 32833

(Address of principal executive offices)

(Zip code)

John Robert Jones, Jr.

Astral Investments

20550 Maxim Parkway

Orlando, FL 32833

 (Name and address of agent for service)

With copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinatti, Ohio 45202

Registrant's telephone number, including area code: (321) 436-6442

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Astral TM Equity Financial Combustion Fund
	Schedule of Investments
	September 30, 2007 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 96.37%
4,160	Fidelity Institutional Money Market Government Portfolio 5.14% ** (Cost $4,160)	$ 4,160
76,092	Aim Short Term Investments Company Prime Portfolio 5.29% ** (Cost $76,092)	76,092
27,145	Aim Liquid Assets 5.27% ** (Cost $27,145)	27,145

TOTAL SHORT TERM INVESTMENTS (Cost $107,397) - 96.37%		$ 107,397

TOTAL INVESTMENTS (Cost $107,397) - 96.37%		$ 107,397

OTHER ASSETS LESS LIABILITIES - 3.63%		4,042

NET ASSETS - 100.00%		$ 111,439

** Variable rate security; the coupon rate shown represents the yield at September 30, 2007.

NOTES TO FINANCIAL STATEMENTS
Astral Equity Financial Combustion Fund
1. SECURITY TRANSACTIONS

At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $107,397 amounted to $0, which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $0.

	Astral TM Ultra Equity Financial Combustion Fund
	Schedule of Investments
	September 30, 2007 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 96.46%
3,537	Fidelity Institutional Money Market Government Portfolio 5.14% ** (Cost $3,537)	$ 3,537
116,223	Aim Short Term Investments Company Prime Portfolio 5.29% ** (Cost $116,223)	116,223
82,354	Aim Liquid Assets 5.27% ** (Cost $82,354)	82,354

TOTAL SHORT TERM INVESTMENTS (Cost $202,114) - 96.46%		$ 202,114

TOTAL INVESTMENTS (Cost $202,114) - 96.46%		$ 202,114

OTHER ASSETS LESS LIABILITIES - 3.54%		7,413

NET ASSETS - 100.00%		$ 209,527

** Variable rate security; the coupon rate shown represents the yield at September 30, 2007.

NOTES TO FINANCIAL STATEMENTS
Astral Ultra Equity Financial Comubstion Fund
1. SECURITY TRANSACTIONS

At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $202,114 amounted to $0, which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $0.

	Astral TM Large-Cap Financial Combustion Fund
	Schedule of Investments
	September 30, 2007 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 99.08%
821	Fidelity Money Market Portfolio Class Select 5.21% ** (Cost $821)	$ 821
80,054	Aim Short Term Investments Company Prime Portfolio 5.29% ** (Cost $80,054)	80,054
25,092	Aim Liquid Assets 5.27%** (Cost $25,092)	25,092

TOTAL SHORT TERM INVESTMENTS (Cost $105,967) - 99.08%		$ 105,967

TOTAL INVESTMENTS (Cost $105,967) - 99.08%		$ 105,967

OTHER ASSETS LESS LIABILITIES - 0.92%		986

NET ASSETS - 100.00%		$ 106,953

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2007.

NOTES TO FINANCIAL STATEMENTS
Astral Large Cap Finanical Combustion Fund
1. SECURITY TRANSACTIONS

At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $105,967 amounted to $0, which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $0.

	Astral TM Mid-Cap Financial Combustion Fund
	Schedule of Investments
	September 30, 2007 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 98.92%
86,680	Aim Short Term Investments Company Prime Portfolio 5.29% ** (Cost $86,680)	$ 86,680
17,015	Aim Liquid Assets 5.27%** (Cost $17,015)	17,015

TOTAL SHORT TERM INVESTMENTS (Cost $103,695) - 98.92%		$ 103,695

TOTAL INVESTMENTS (Cost $103,695) - 98.92%		$ 103,695

OTHER ASSETS LESS LIABILITIES - 1.08%		1,132

NET ASSETS - 100.00%		$ 104,827

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2007.

NOTES TO FINANCIAL STATEMENTS
Astral Mid-Cap Financial Combustion Fund
1. SECURITY TRANSACTIONS

At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $103,695 amounted to $0, which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $0.

	Astral TM Small-Cap Financial Combustion Fund
	Schedule of Investments
	September 30, 2007 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 99.89%
72,134	Aim Short Term Investments Company Prime Portfolio 5.29% ** (Cost $72,134)	$ 72,134
27,496	Aim Liquid Assets 5.27% ** (Cost $27,496)	27,496

TOTAL SHORT TERM INVESTMENTS (Cost $99,630) - 99.89%		$ 99,630

TOTAL INVESTMENTS (Cost $99,630) - 99.89%		$ 99,630

OTHER ASSETS LESS LIABILITIES - 0.11%		111

NET ASSETS - 100.00%		$ 99,741

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2007.

NOTES TO FINANCIAL STATEMENTS
Astral Small Cap Finanical Combustion Fund
1. SECURITY TRANSACTIONS

At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $99,630 amounted to $686, which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $0.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Astral Investments Trust

By /s/ John Robert Jones, Jr.

     John Robert Jones, Jr.

     President and Treasurer

Date November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ John Robert Jones, Jr.

     John Robert Jones, Jr.

     President and Treasurer

Date November 28, 2007